Share Based Compensation (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Sep. 22, 2023	Sep. 30, 2023	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation		$ 10	$ 10
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent			0.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number		72,418,316	72,418,316
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights			RSUs vest in equal annual installments on the first three anniversaries of the closing of the Merger.
Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted in period			72,418
Other Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted in period		0	0
Exercised in period		0	0
Forfeited in period		0	0
Twenty Twenty Three Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Initial shares for issuance	11,497,622
Shares outstanding percentage	5.00%
Common stock available for issuance under plan		11,425,204	11,425,204